S-K 1603(b) Conflicts of Interest	Mar. 23, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the SPAC Articles or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. The SPAC Articles provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors materially affected our ability to enter into the Business Combination Agreement. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Michael Blitzer	Kingstown Capital Management, L.P.	Asset management	Founder and Co-Chief Investment Officer
	Kingstown Capital Partners, LLC	Asset management	Managing Member
	Kingstown Management GP LLC	Asset management	Managing Member
	Kingstown Partners Master Ltd, Kingstown Partners II, L.P., Kingstown 1740 Fund, LP and Kingfishers L.P.	Investment Funds	Funds managed by Kingstown Capital Management, LP and Kingstown Management GP LLC
	Inflection Point Asset Management LLC	Asset management	Director and Chief Investment Officer
	Inflection Point GP I LLC	Asset management	Manager and Member
	Inflection Point Fund I LP	Investment Fund	Fund managed by Inflection Point Asset Management LLC and Inflection Point GP I LLC
	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Chairman and Chief Executive Officer
	Merlin, Inc.	Aerospace Defense and Technology	Director
	Intuitive Machines, Inc.	Space exploration, infrastructure and services	Director
	USA Rare Earth, Inc.	Manufacturing	Chairman
Zikang Wu	First Cover, Inc.	Professional Services	Chief Executive Officer
	Tigerless Health, Inc.	Insurance	Director
Kevin Shannon	USA Rare Earth, Inc.	Manufacturing	Special Advisor
	Inflection Point Asset Management LLC	Asset management	Director and Portfolio Manager
	Inflection Point Fund I LP	Investment Fund	Fund managed by Inflection Point Asset Management LLC and Inflection Point GP I LLC
	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Chief Operating Officer
William Denkin	Inflection Point Acquisition Corp. III	Special purpose acquisition company	Director
Steven Tannenbaum	Greenwood Investments	Investment Funds	President
Individual	Entity	Entity’s Business	Affiliation
Carolyn Trabuco	Thistledown Advisory Group, LLC	Advisory and Consultancy	Founder and Chief Executive Officer
	USA Rare Earth, Inc.	Manufacturing	Director
	Athena Acquisition Corp. II	Special purpose acquisition company	Director
	Merlin, Inc.	Aerospace Defense and Technology	Director

The precise duties owed by a director or officer to an entity can vary depending on the law of jurisdiction of the entity’s formation, and in some cases, may be varied by contractual arrangement with the entity and/or its equity holders. However, in general, the typical common law duties owed by a director or officer to an entity are to act with skill, care and diligence that may reasonably be expected of a person carrying out the same functions as are carried out by that director or officer (as applicable) in relation to GOWell and, also, to act with the skill, care and diligence in keeping with a standard of care commensurate with any particular skill they have which enables them to meet a higher standard than a director or officer (as applicable) without those skills.

In addition, the Sponsors and our executive officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any such potential conflicts would materially affect our ability to complete the Business Combination with GOWell.

Potential investors should also be aware of the following other potential conflicts of interest:

•        The Prior Sponsor holds 2,028,750 Founder Shares, initially purchased for $0.008 per share. Such 2,028,750 PubCo Ordinary Shares that the Prior Sponsor and its permitted transferees will receive upon conversion of such Retained Shares in the Business Combination, if unrestricted and freely tradable, would have an aggregate value of approximately $21.04 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        The New Sponsor purchased 990,000 Founder Shares and the assignment of the Sponsor Loan for an aggregate of $1,800,000, in a private placement consummated on September 9, 2025. Such 990,000 PubCo Ordinary Shares that the New Sponsor and its permitted transferees will receive upon conversion of such Founder Shares in the Business Combination, if unrestricted and freely tradable, would have an aggregate value of approximately $10.27 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        Given the differential in the purchase price that the each of the Sponsors paid for the Founder Shares as compared to the price of the SPAC Class A Shares included in the SPAC Units sold in the IPO, the Sponsors may earn a positive rate of return on its investment even if the PubCo Ordinary Shares trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsors diverge from the economic interests of Public Shareholders because the Sponsors will realize a gain on their investment at times when the Public Shareholders realize a loss.

•        The Prior Sponsor purchased 125,000 Private Placement Units for $1,250,000, or $10.00 per Private Placement Unit, in a private placement that closed simultaneously with the IPO. Each Private Placement Unit consists of one SPAC Class A Share and one SPAC Right exchangeable for one-fifth of one SPAC Class A Share. Following the Business Combination, the 150,000 PubCo Ordinary Shares that the Prior Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $1.56 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        Each of the Sponsors will lose its entire investment in us, valued at approximately $1,275,000 for the Prior Sponsor and $1,800,000 for the New Sponsor, if we do not complete a business combination by May 14, 2026 (or up to August 14, 2026 if the original date is extended as described in the prospectus relating to the IPO). If we do not consummate a business combination by such date, as promptly as reasonable but not more than ten business days thereafter, we will redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to our obligations under Cayman Islands law to provide for the claims of creditors and the requirements of other applicable law. In such event, the 2,153,750 and 990,000 SPAC Ordinary Shares held by the Prior Sponsor and New Sponsor, respectively, may be worth very little, because following the redemption of Public Shares, we would likely have few, if any, net assets and because the Sponsors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 125,000 SPAC Rights underlying the Private Placement Units held by the Prior Sponsor will expire and become worthless.

•        In connection with the Business Combination Agreement, New Sponsor is negotiating on behalf of certain of SPAC’s officers and directors to enter into consulting agreements with PubCo, pursuant to which those certain persons will provide consulting services to PubCo, and pursuant to the Business Combination Agreement, prior to the Second Merger Effective Time, GOWell will issue an aggregate of 4,481,250 Company Restricted Shares to such persons as consideration for services rendered to PubCo. Such shares are expected to be allocated as follows: 3,315,938 shares to Michael Blitzer, the Chairman and Chief Executive Officer of SPAC, 1,105,312 shares to Kevin Shannon, Chief Operating Officer of SPAC, and 20,000 shares to each of William Denkin, Steven Tannenbaum and Carolyn Trabuco, independent directors of SPAC. At the Second Merger Effective Time, each outstanding Company Restricted Share will be converted into one PubCo Restricted Share. The PubCo Restricted Shares will vest 90 days after the Closing, subject to continued service, and will not be subject to further lock-up. Following the Business Combination, the 4,481,250 PubCo Restricted Shares received upon the conversion of such Company Restricted Shares, if unrestricted and freely tradable, would have had an aggregate market value of approximately $46.47 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Restricted Shares will be subject to vesting, we believe such shares will have less value.

•        Pursuant to the Signing PIPE Subscription Agreement, the New Sponsor purchased (i) 2,352,941 Company Preferred Shares and (ii) Company Warrants exercisable for 980,392 Company Ordinary Shares, for an aggregate investment amount of $20,000,000. At Closing, each of the Company Preferred Shares and the Company Warrants will be converted into the right to receive 2,440,027 PubCo Preferred Shares (assuming $25,205,480 of Accrued Value which represents the Stated Value plus an assumed 6 months of PIK dividends, and using a Redemption Price of $10.33) convertible into 2,100,457 PubCo Ordinary Shares (at an initial conversion price of $12.00 per share) and 980,392 PubCo Warrants (which is calculated as the Stated Value, divided by the $12.00 conversion price, multiplied by 0.5) exercisable for 980,392 PubCo Ordinary Shares at an initial exercise price of $12.00. Calculated on an as-converted basis, the 3,080,849 PubCo Ordinary Shares, would have an aggregate market value of approximately $31.95 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, and such shares will not be subject to a lock-up. However, given such securities are not in-the-money as of the date of this proxy statement/prospectus, we believe such securities will have less value.

•        New Sponsor will receive its allocable portion of the Earnout Shares (not to exceed 6.25% of the aggregate Earnout Shares), in three tranches respectively, if PubCo and its subsidiaries achieve certain EBITDA targets following the Closing.

•        The Sponsors and the SPAC’s officers and directors have agreed not to redeem any of the SPAC Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

•        If the Trust Account is liquidated, the New Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which we have entered into a letter of intent, confidentiality or similar agreement or business combination agreement or claims of any third party for services rendered or products sold to us (other than our independent registered public accounting firm and the Representatives), but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account.

•        The SPAC’s existing and former officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination. Additionally, pursuant to the A&R Letter Agreement and the Indemnification Agreement, the indemnification of the Prior Sponsor and New Sponsor, respectively, will survive the Closing.

•        In connection with the Closing, the New Sponsor and the SPAC’s current officers and directors would be entitled to the repayment of any outstanding working capital loans and advances that have been made to the SPAC. In order to finance transaction costs in connection with a business combination, the New Sponsor or certain of the SPAC’s officers or directors may, but are not obligated to, loan the SPAC Working Capital Loans. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units at $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. As of the date of this proxy statement/prospectus, no such Working Capital Loans are outstanding.

•        Additionally, the New Sponsor would be entitled to the repayment of any loans that have been made to the SPAC pursuant to Sponsor Loan. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Sponsor Loan, but no proceeds from the Trust Account would be used to repay the Sponsor Loan. As of the date of this proxy statement/prospectus, $700,000 is outstanding under the Sponsor Loan.

•        Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, the New Sponsor, and the SPAC’s current officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans. As of the date of this proxy statement/prospectus, no reimbursable out-of-pocket expenses, advances, and other loans were outstanding.

•        Pursuant to the Registration Rights Agreement, the SPAC’s officers and directors, and the Sponsors and its members will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the PubCo Ordinary Shares held by such parties following the consummation of the Business Combination. It is estimated that each of the Prior Sponsor and New Sponsor will hold 2,178,750 and 13,706,544 (excluding the PubCo Ordinary Shares underlying the PubCo Warrant) PubCo Ordinary Shares, respectively, eligible for registration PubCo Ordinary Shares, respectively, eligible for registration.

•        The continued indemnification of former and current directors and officers of SPAC and the New Sponsor and the continuation of directors’ and officers’ liability insurance after the Business Combination.

•        The fact that Kevin Shannon is expected to be a director of PubCo following the Business Combination. As such, in the future, he may receive fees for his service as a director, which may consist of cash or stock-based awards, and any other remuneration that the PubCo Board determines to pay its non-employee directors.

•        The fact that the New Sponsor and SPAC’s current directors and officers may be incentivized to complete the Business Combination, or an alternative initial business combination, with a less favorable company or on terms less favorable to shareholders, rather than to liquidate, which would cause the New Sponsor to lose its entire investment. As a result, the New Sponsor may have a conflict of interest in determining whether GOWell is an appropriate business with which to complete a business combination and/or in evaluating the terms of the Business Combination.

Conflict of Interest, Description [Text Block]

Potential investors should also be aware of the following other potential conflicts of interest:

•        The Prior Sponsor holds 2,028,750 Founder Shares, initially purchased for $0.008 per share. Such 2,028,750 PubCo Ordinary Shares that the Prior Sponsor and its permitted transferees will receive upon conversion of such Retained Shares in the Business Combination, if unrestricted and freely tradable, would have an aggregate value of approximately $21.04 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        The New Sponsor purchased 990,000 Founder Shares and the assignment of the Sponsor Loan for an aggregate of $1,800,000, in a private placement consummated on September 9, 2025. Such 990,000 PubCo Ordinary Shares that the New Sponsor and its permitted transferees will receive upon conversion of such Founder Shares in the Business Combination, if unrestricted and freely tradable, would have an aggregate value of approximately $10.27 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        Given the differential in the purchase price that the each of the Sponsors paid for the Founder Shares as compared to the price of the SPAC Class A Shares included in the SPAC Units sold in the IPO, the Sponsors may earn a positive rate of return on its investment even if the PubCo Ordinary Shares trade below $10.00 per share and the Public Shareholders experience a negative rate of return following the Closing. Accordingly, the economic interests of the Sponsors diverge from the economic interests of Public Shareholders because the Sponsors will realize a gain on their investment at times when the Public Shareholders realize a loss.

•        The Prior Sponsor purchased 125,000 Private Placement Units for $1,250,000, or $10.00 per Private Placement Unit, in a private placement that closed simultaneously with the IPO. Each Private Placement Unit consists of one SPAC Class A Share and one SPAC Right exchangeable for one-fifth of one SPAC Class A Share. Following the Business Combination, the 150,000 PubCo Ordinary Shares that the Prior Sponsor will receive upon conversion of such Private Placement Units, if unrestricted and freely tradable, would have had an aggregate market value of approximately $1.56 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Ordinary Shares will be subject to lock-up restrictions, we believe such shares will have less value.

•        Each of the Sponsors will lose its entire investment in us, valued at approximately $1,275,000 for the Prior Sponsor and $1,800,000 for the New Sponsor, if we do not complete a business combination by May 14, 2026 (or up to August 14, 2026 if the original date is extended as described in the prospectus relating to the IPO). If we do not consummate a business combination by such date, as promptly as reasonable but not more than ten business days thereafter, we will redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to our obligations under Cayman Islands law to provide for the claims of creditors and the requirements of other applicable law. In such event, the 2,153,750 and 990,000 SPAC Ordinary Shares held by the Prior Sponsor and New Sponsor, respectively, may be worth very little, because following the redemption of Public Shares, we would likely have few, if any, net assets and because the Sponsors have agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 125,000 SPAC Rights underlying the Private Placement Units held by the Prior Sponsor will expire and become worthless.

•        In connection with the Business Combination Agreement, New Sponsor is negotiating on behalf of certain of SPAC’s officers and directors to enter into consulting agreements with PubCo, pursuant to which those certain persons will provide consulting services to PubCo, and pursuant to the Business Combination Agreement, prior to the Second Merger Effective Time, GOWell will issue an aggregate of 4,481,250 Company Restricted Shares to such persons as consideration for services rendered to PubCo. Such shares are expected to be allocated as follows: 3,315,938 shares to Michael Blitzer, the Chairman and Chief Executive Officer of SPAC, 1,105,312 shares to Kevin Shannon, Chief Operating Officer of SPAC, and 20,000 shares to each of William Denkin, Steven Tannenbaum and Carolyn Trabuco, independent directors of SPAC. At the Second Merger Effective Time, each outstanding Company Restricted Share will be converted into one PubCo Restricted Share. The PubCo Restricted Shares will vest 90 days after the Closing, subject to continued service, and will not be subject to further lock-up. Following the Business Combination, the 4,481,250 PubCo Restricted Shares received upon the conversion of such Company Restricted Shares, if unrestricted and freely tradable, would have had an aggregate market value of approximately $46.47 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given such PubCo Restricted Shares will be subject to vesting, we believe such shares will have less value.

•        Pursuant to the Signing PIPE Subscription Agreement, the New Sponsor purchased (i) 2,352,941 Company Preferred Shares and (ii) Company Warrants exercisable for 980,392 Company Ordinary Shares, for an aggregate investment amount of $20,000,000. At Closing, each of the Company Preferred Shares and the Company Warrants will be converted into the right to receive 2,440,027 PubCo Preferred Shares (assuming $25,205,480 of Accrued Value which represents the Stated Value plus an assumed 6 months of PIK dividends, and using a Redemption Price of $10.33) convertible into 2,100,457 PubCo Ordinary Shares (at an initial conversion price of $12.00 per share) and 980,392 PubCo Warrants (which is calculated as the Stated Value, divided by the $12.00 conversion price, multiplied by 0.5) exercisable for 980,392 PubCo Ordinary Shares at an initial exercise price of $12.00. Calculated on an as-converted basis, the 3,080,849 PubCo Ordinary Shares, would have an aggregate market value of approximately $31.95 million based on the closing price of $10.37 per SPAC Class A Share on Nasdaq on March 19, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, and such shares will not be subject to a lock-up. However, given such securities are not in-the-money as of the date of this proxy statement/prospectus, we believe such securities will have less value.

•        New Sponsor will receive its allocable portion of the Earnout Shares (not to exceed 6.25% of the aggregate Earnout Shares), in three tranches respectively, if PubCo and its subsidiaries achieve certain EBITDA targets following the Closing.

•        The Sponsors and the SPAC’s officers and directors have agreed not to redeem any of the SPAC Ordinary Shares held by them in connection with a shareholder vote to approve the Business Combination.

•        If the Trust Account is liquidated, the New Sponsor has agreed to indemnify us to ensure that the proceeds in the Trust Account are not reduced below $10.00 per Public Share, or such lesser amount per Public Share as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which we have entered into a letter of intent, confidentiality or similar agreement or business combination agreement or claims of any third party for services rendered or products sold to us (other than our independent registered public accounting firm and the Representatives), but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account.

•        The SPAC’s existing and former officers and directors will be eligible for continued indemnification and continued coverage under a directors’ and officers’ liability insurance policy for a period of six (6) years after the Business Combination. Additionally, pursuant to the A&R Letter Agreement and the Indemnification Agreement, the indemnification of the Prior Sponsor and New Sponsor, respectively, will survive the Closing.

•        In connection with the Closing, the New Sponsor and the SPAC’s current officers and directors would be entitled to the repayment of any outstanding working capital loans and advances that have been made to the SPAC. In order to finance transaction costs in connection with a business combination, the New Sponsor or certain of the SPAC’s officers or directors may, but are not obligated to, loan the SPAC Working Capital Loans. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units at $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. As of the date of this proxy statement/prospectus, no such Working Capital Loans are outstanding.

•        Additionally, the New Sponsor would be entitled to the repayment of any loans that have been made to the SPAC pursuant to Sponsor Loan. In the event that a business combination does not close, the SPAC may use a portion of the working capital held outside the Trust Account to repay the Sponsor Loan, but no proceeds from the Trust Account would be used to repay the Sponsor Loan. As of the date of this proxy statement/prospectus, $700,000 is outstanding under the Sponsor Loan.

•        Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, the New Sponsor, and the SPAC’s current officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans. As of the date of this proxy statement/prospectus, no reimbursable out-of-pocket expenses, advances, and other loans were outstanding.

•        Pursuant to the Registration Rights Agreement, the SPAC’s officers and directors, and the Sponsors and its members will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the PubCo Ordinary Shares held by such parties following the consummation of the Business Combination. It is estimated that each of the Prior Sponsor and New Sponsor will hold 2,178,750 and 13,706,544 (excluding the PubCo Ordinary Shares underlying the PubCo Warrant) PubCo Ordinary Shares, respectively, eligible for registration PubCo Ordinary Shares, respectively, eligible for registration.

•        The continued indemnification of former and current directors and officers of SPAC and the New Sponsor and the continuation of directors’ and officers’ liability insurance after the Business Combination.

•        The fact that Kevin Shannon is expected to be a director of PubCo following the Business Combination. As such, in the future, he may receive fees for his service as a director, which may consist of cash or stock-based awards, and any other remuneration that the PubCo Board determines to pay its non-employee directors.

•        The fact that the New Sponsor and SPAC’s current directors and officers may be incentivized to complete the Business Combination, or an alternative initial business combination, with a less favorable company or on terms less favorable to shareholders, rather than to liquidate, which would cause the New Sponsor to lose its entire investment. As a result, the New Sponsor may have a conflict of interest in determining whether GOWell is an appropriate business with which to complete a business combination and/or in evaluating the terms of the Business Combination.